Sale Of Equipment Installment Receivables (Finance Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes In Other Assets [Line Items]
Receivables sold during period	$ 7,436	$ 4,707
Cash proceeds received	4,439	2,528
Deferred purchase price recorded	2,266	1,629
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Receivables sold during period	$ 6,704	$ 4,126